PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of December 31, 2021 and June 30, 2021:

	December 31,	June 30,
	2021	2021
Plant and equipment (1)	$2,230,449	$2,147,617
Furniture and office equipment	244,536	246,697
Vehicles	393,885	412,681
Land and building	597,574	613,891
Total property, plant and equipment, gross	3,466,444	3,420,886
Accumulated depreciation (2)	(1,906,438)	(1,847,441)
Total property, plant and equipment, net	$1,560,006	$1,573,445

(1)	Included with plant and equipment as of December 31, 2021 are the underlying assets of the solar energy finance lease at Gourmet Foods totaling $150,625.
(2)	Included with accumulated depreciation is the amortization of the underlying assets of the solar energy finance lease at Gourmet Foods, which totaled $415 as of December 31, 2021.

For the three and six months ended December 31, 2021 depreciation expense for property, plant and equipment totaled $56,514 and $128,864, respectively, as compared to $92,138 and $172,030 for the three and six months ended December 31, 2020.

NOTE 5.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Plant and equipment	$2,147,617	$1,553,939
Furniture and office equipment	246,697	201,287
Land and buildings	613,891	559,362
Vehicles	412,681	370,397
Total property and equipment, gross	3,420,886	2,684,985
Accumulated depreciation	(1,847,441)	(1,487,793)
Total property and equipment, net	$1,573,445	$1,197,192

For the years ended June 30, 2021 and 2020, depreciation expense for property, plant and equipment totaled $265,531 and $265,398, respectively.